SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	May 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Jun. 17, 2020	May 01, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price		$ 8.63
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		6,869		18,246
Dividends Payable, Amount Per Share					$ 0.25
Share capital, par value (in dollars per share)		$ 0.01		$ 0.01
Repayments of Debt		$ 342,062	$ 3,400
Shares issued, proceeds		12,659	$ 0
Senior Unsecured Convertible Bonds due 2023 [Member]
Adjustment to equity component of convertible bonds due 2021 and 2023 arising from reacquisition of bonds		$ (100)		$ (200)
Interest rate		4.875%	4.875%
Repayments of Debt		$ 6,400	$ 3,400
Contributed Surplus [Member]
Dividends, Common Stock		$ (64,900)		$ (31,900)
Dividend Reinvestment Plan (drip) [Member]
Dividend Reinvestment Plan, Maximum Number Of Shares Authorized		10,000,000
At the Market [Member]
Equity Distribution Agreement, Maximum Value Of Shares Authorized						$ 100,000
Shares, Issued						1,200,000
Shares issued, proceeds	$ 12,700
Shares issued, premium	$ 12,700